Audit Information	Nov. 03, 2026
Audit Information [Abstract]
Entity Registrant Name	CURALEAF HOLDINGS, INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	333-249081
Entity Tax Identification Number	98-1461045
Entity Address, Address Line One	250 Harbor Drive, Third Floor,
Entity Address, City or Town	Stamford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	781
Local Phone Number	451-1351